Financial risk management (Details 2) - Dec. 31, 2025 - Foreign exchange risk [member] $ in Thousands	USD ($)	BRL (R$)
POS Purchases [Member]
Disclosure of credit risk exposure [line items]
Exchange rate		5.5
Risk exposure | $	$ 149,568
Dividends [Member]
Disclosure of credit risk exposure [line items]
Exchange rate		5.5
Risk exposure | $	$ 33,565
Maintaining exchange rate [member]
Disclosure of credit risk exposure [line items]
Risk exposure		R$ 1,007,308,000
Maintaining exchange rate [member] | POS Purchases [Member]
Disclosure of credit risk exposure [line items]
Risk exposure		822,622,000
Maintaining exchange rate [member] | Dividends [Member]
Disclosure of credit risk exposure [line items]
Risk exposure		R$ 184,686,000
Maintaining exchange rate [member] | Brazil, Brazil Real
Disclosure of credit risk exposure [line items]
Exchange rate		5.5
Decrease of 10% [member]
Disclosure of credit risk exposure [line items]
Risk exposure		R$ 906,504,000
Decrease of 10% [member] | POS Purchases [Member]
Disclosure of credit risk exposure [line items]
Risk exposure		740,359,000
Decrease of 10% [member] | Dividends [Member]
Disclosure of credit risk exposure [line items]
Risk exposure		R$ 166,145,000
Decrease of 10% [member] | Brazil, Brazil Real
Disclosure of credit risk exposure [line items]
Exchange rate		4.95
Increase of 10% [member]
Disclosure of credit risk exposure [line items]
Risk exposure		R$ 1,107,950,000
Increase of 10% [member] | POS Purchases [Member]
Disclosure of credit risk exposure [line items]
Risk exposure		904,884,000
Increase of 10% [member] | Dividends [Member]
Disclosure of credit risk exposure [line items]
Risk exposure		R$ 203,066,000
Increase of 10% [member] | Brazil, Brazil Real
Disclosure of credit risk exposure [line items]
Exchange rate		6.05